UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/12

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.): [  ] is a restatement
                                        [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Holland Capital Management LLC
Address: 303 W. Madison, Suite 700
         Chicago, IL 60606

Form 13F File Number: 28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan Chamberlain
Title:   CCO
Phone:   312-553-4844

Signature, Place, and Date of Signing:

/s/ Susan Chamberlain                Chicago, IL                        02/11/13
---------------------                -----------                        --------
     [Signature]                    [City, State]                        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           HOLLAND CAPITAL MANAGEMENT

                             FORM 13F SUMMARY PAGE
                             AS OF DATE: 09/30/2012


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        1

FORM 13F INFORMATION TABLE ENTRY TOTAL:   76

FORM 13F INFORMATION TABLE VALUE TOTAL:   $2,310,927
                                          (thousands)

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

1        028-14511                American Beacon Advisors, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.O. Smith                                      831865209     4112    65200 SH       Sole                                      65200
Adobe Systems                                   00724f101    62596  1661252 SH       Sole                                    1661252
Advance Auto Parts                              00751y106    53092   733820 SH       Sole                                     733820
Amazon                                          023135106    84828   338135 SH       Sole                                     338135
Apple                                           037833100    82937   155845 SH       Sole                                     155845
Automatic Data Processing                       053015103    17987   315945 SH       Sole                                     315945
Berkshire Hathaway Class B                      084670702    28216   314560 SH       Sole                                     314560
BioMarin                                        09061g101     6669   135550 SH       Sole                                     135550
BlackRock                                       09247x101    23270   112575 SH       Sole                                     112575
Boston Beer Company                             100557107     1681    12500 SH       Sole                                      12500
Cameron Intl                                    13342b105     3235    57300 SH       Sole                                      57300
Cerner                                          156782104    37079   478380 SH       Sole                                     478380
Children's Place                                168905107     2943    66450 SH       Sole                                      66450
Chipotle Mexican Grill                          169656105     3287    11050 SH       Sole                                      11050
Cisco Systems                                   17275r102    69266  3525075 SH       Sole                                    3525075
Citrix Systems                                  177376100    87545  1334125 SH       Sole                                    1334125
Compass Minerals                                20451n101     4202    56250 SH       Sole                                      56250
Core Laboratories                               N22717107     2880    26350 SH       Sole                                      26350
Costco                                          22160k105    47552   481635 SH       Sole                                     481635
Covidien                                        G2554F113    78483  1359245 SH       Sole                                    1359245
DaVita                                          23918K108    45002   407145 SH       Sole                                     407145
DENTSPLY Intl                                   249030107     2095    52900 SH       Sole                                      52900
Donaldson                                       257651109     4412   134350 SH       Sole                                     134350
Ecolab Inc.                                     278865100    27718   385510 SH       Sole                                     385510
Expeditors International                        302130109    27303   690335 SH       Sole                                     690335
Exxon Mobil                                     30231G102      941    10867 SH       Sole                                      10867
Fiserv, Inc.                                    337738108     5157    65250 SH       Sole                                      65250
Global Payments                                 37940X102     2356    52000 SH       Sole                                      52000
Google                                          38259p508    63516    89790 SH       Sole                                      89790
Green Mountain Coffee Roasters                  393122106     4221   102100 SH       Sole                                     102100
Greenhill & Co.                                 395259104    33678   647785 SH       Sole                                     647785
H.J. Heinz                                      423074103    28869   500510 SH       Sole                                     500510
Halliburton Company                             406216101    40013  1153450 SH       Sole                                    1153450
Healthcare Services Group                       421906108     3843   165450 SH       Sole                                     165450
Honeywell International                         438516106    47773   752685 SH       Sole                                     752685
Hospira                                         441060100    47937  1534470 SH       Sole                                    1534470
IHS                                             451734107    53974   562225 SH       Sole                                     562225
Intel                                           458140100    17267   837411 SH       Sole                                     837411
Intl Business Machines                          459200101    58825   307100 SH       Sole                                     307100
IPG Photonics                                   44980X109     2843    42650 SH       Sole                                      42650
Laboratory Corporation of Amer                  50540R409    53151   613615 SH       Sole                                     613615
McCormick & Co.                                 579780206     2328    36650 SH       Sole                                      36650
Mead Johnson                                    582839106    47755   724775 SH       Sole                                     724775
MICROS Systems                                  594901100    33437   787875 SH       Sole                                     787875
Microsoft                                       594918104    26153   979139 SH       Sole                                     979139
Monster Beverage                                611740101    33711   637975 SH       Sole                                     637975
MSC Industrial Direct                           553530106     4775    63350 SH       Sole                                      63350
NeuStar                                         64126x201    35931   856925 SH       Sole                                     856925
NIKE                                            654106103    61402  1189960 SH       Sole                                    1189960
Noble Corporation                               H5833N103     3066    88050 SH       Sole                                      88050
Occidental Petroleum                            674599105    35955   469330 SH       Sole                                     469330
PepsiCo                                         713448108    41619   608196 SH       Sole                                     608196
Polypore                                        73179v103     2843    61150 SH       Sole                                      61150
Portfolio Recovery Associates                   73640q105     4964    46450 SH       Sole                                      46450
Potash Corporation                              73755l107    31332   770025 SH       Sole                                     770025
Praxair                                         74005p104    43598   398341 SH       Sole                                     398341
Priceline.com                                   741503403    34056    54895 SH       Sole                                      54895
Procter & Gamble                                742718109    17703   260753 SH       Sole                                     260753
QUALCOMM                                        747525103    99950  1615754 SH       Sole                                    1615754
Questar Corporation                             748356102     2375   120200 SH       Sole                                     120200
Range Resources                                 75281A109   102642  1633650 SH       Sole                                    1633650
Roper Industries                                776696106    45449   407690 SH       Sole                                     407690
Ross Stores                                     778296103     1612    29800 SH       Sole                                      29800
Sigma-Aldrich                                   826552101     2152    29250 SH       Sole                                      29250
Southwestern Energy                             845467109    31687   948420 SH       Sole                                     948420
Symantec Corporation                            871503108     1843    97950 SH       Sole                                      97950
TD Ameritrade                                   87236y108    26057  1550105 SH       Sole                                    1550105
Tiffany & Co.                                   886547108     4653    81150 SH       Sole                                      81150
Tupperware Brands                               899896104     6227    97150 SH       Sole                                      97150
Under Armour                                    904311107     5202   107200 SH       Sole                                     107200
United Technologies                             913017109    25868   315421 SH       Sole                                     315421
Vertex Pharmaceuticals                          92532f100     1609    38400 SH       Sole                                      38400
Visa                                            92826c839    84772   559253 SH       Sole                                     559253
WABCO                                           92927k102     6056    92900 SH       Sole                                      92900
Waters Corporation                              941848103    48367   555180 SH       Sole                                     555180
Yum! Brands                                     988498101    81022  1220205 SH       Sole                                    1220205